Employee Benefit Plans (Details)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Employee Benefit Plans
Guaranteed interest rate percentage of individual retirement assets for employer funding to plan	1.00%	1.25%	1.75%
Fixed conversion rate percentage on old age pensions of retirement asset for employer funding to plan	6.80%